Pension, Savings, And Other Employee Benefits (Schedule Of Balances Reflected In Accumulated Other Comprehensive Income On a Pre-tax Basis)(Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)		$ (10,678,000)
Pension Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	$ 581,000	927,000
Net actuarial (gain)/loss	354,264,000	241,941,000
Total	354,845,000	242,868,000
Other Postretirement Benefit Plans Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Prior service cost/(credit)	(8,577,000)	(9,740,000)
Net actuarial (gain)/loss	(10,664,000)	(8,429,000)
Total	$ (19,241,000)	$ (18,169,000)